INTANGIBLE ASSETS - Schedule of Intangible Assets by Operating Segment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 24,658	$ 27,710	$ 18,762
Intangible assets	24,658	27,710	$ 18,762
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11,769	14,388
Intangible assets	11,769	14,388
Private equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11,261	11,650
Intangible assets	11,261	11,650
Real Estate
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,177	1,301
Intangible assets	1,177	1,301
Renewable power and other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	451	371
Intangible assets	$ 451	$ 371